Finance Income and Expense - Schedule of Finance Income and Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Finance Income And Expense [Abstract]
Foreign exchange (loss) / gain, net	$ (527)	$ (442)	$ 393
Interest expense	(2,704)	(1,186)
Finance result, net	$ (3,231)	$ (1,628)	$ 393